HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

CORPORATE BONDS & NOTES -- 84.7%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Aerospace and Defense -- 1.9%
--------------------------------------------------------------------------------
B/E Aerospace, Inc., Sr. Sub. Notes,
8.875%, 5/1/11                                      $  5,130      $    5,155,650
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                       8,955           9,559,462
Sequa Corp., Sr. Notes,
8.875%, 4/1/08(1)                                      1,365           1,385,475
Sequa Corp., Sr. Notes, 9.00%, 8/1/09                  1,800           1,836,000
Transdigm, Inc., 10.375%, 12/1/08                      7,860           7,673,325
--------------------------------------------------------------------------------
                                                                  $   25,609,912
--------------------------------------------------------------------------------
Apparel -- 0.7%
--------------------------------------------------------------------------------
Tropical Sportswear International,
11.00%, 6/15/08                                     $    200      $      190,000
William Carter Co., Sr. Sub. Notes,
10.375%, 12/1/06                                       8,685           9,032,400
--------------------------------------------------------------------------------
                                                                  $    9,222,400
--------------------------------------------------------------------------------
Auto and Parts -- 0.5%
--------------------------------------------------------------------------------
Delco Remy International,
11.00%, 5/1/09(1)                                   $  3,390      $    3,457,800
Hayes Lemmerz International Inc.,
9.125%, 7/15/07                                          795             659,850
J.L. French Automative Casting,
11.50%, 6/1/09                                         4,475           1,901,875
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08(2)(3)                                   1,100              16,500
--------------------------------------------------------------------------------
                                                                  $    6,036,025
--------------------------------------------------------------------------------
Broadcasting and Cable -- 13.8%
--------------------------------------------------------------------------------
ACME Television Services, Inc.,
10.875%, (0% until 9/30/2000), 9/30/04              $  6,320      $    5,877,600
Alamosa Delaware Inc., Sr. Notes,
12.50%, 2/1/11(1)                                     12,450          12,294,375
Charter Communication Holdings LLC, Sr.
Notes, 10.00%, 4/1/09                                    480             507,600
Charter Communication Holdings, Sr.
Disc. Notes, 13.50%, 1/15/11                           2,225           1,457,375
Charter Communication Holdings, Sr.
Notes, 10.75%, 10/1/09                                25,065          27,195,525
CSC Holdings Inc., Sr. Notes,
7.625%, 4/1/11(1)                                     15,000          14,575,380
Diamond Cable Communications Co., Sr.
Disc. Notes, 11.75%, 12/15/05                          3,395           3,021,550
EchoStar DBS Corp., Sr. Notes,
9.25%, 2/1/06                                            900             922,500
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Broadcasting and Cable (continued)
--------------------------------------------------------------------------------
EchoStar DBS Corp., Sr. Notes,
9.375%, 2/1/09                                      $  1,675      $    1,721,062
Emmis Escrow Corp., Sr. Disc. Notes,
12.50%, (0% until 2006) 3/15/11(1)                    15,510           8,840,700
Golden Sky DBS, Inc., Sr. Disc. Notes,
13.50%, (0% until 2004), 3/1/07                       11,445           7,382,025
Granite Broadcasting Corp., Sr. Sub.
Notes, 10.375%, 5/15/05                                1,075             694,719
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11(1)                    14,820           8,447,400
Insight Midwest/Insight Capital, Sr.
Notes, 10.50%, 11/1/10(1)                              4,108           4,467,450
Mediacom LLC/Capital Corp., Sr. Notes,
9.50%, 1/15/13(1)                                      4,800           4,704,000
Muzak Holdings LLC, 9.875%, 3/15/09                    2,345           2,016,700
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                       6,563           3,642,465
NTL Communications Corp.,
9.25%, 11/15/06                           EUR            700             497,464
NTL Communications Corp., Sr. Notes,
11.50%, 10/1/08                                        1,200           1,020,000
NTL, Inc., 5.75%, 12/15/09(1)                          4,550           2,644,687
Ono Finance PLC, 13.00%, 5/1/09                        5,470           4,403,350
Ono Finance PLC, 13.00%, 5/1/09           EUR          3,000           2,092,437
Ono Finance PLC, 14.00%, 2/15/11                       3,780           3,383,100
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                           775             716,875
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                         6,945           7,049,175
RCN Corp., Sr. Disc. Notes,
9.80%, (0% until 2003), 2/15/08                        2,250             438,750
Sinclair Broadcast Group,
9.00%, 7/15/07                                         1,200           1,104,000
Sinclair Broadcast Group, Sr. Sub.
Notes, 8.75%, 12/15/07                                 1,200           1,101,000
Sinclair Broadcast Group, Sr. Sub.
Notes, 10.00%, 9/30/05                                 1,015             989,625
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50%, (0% until 2003), 8/15/08               12,050           8,706,125
Telewest Communication PLC,
9.875%, (0% until 2004), 4/15/09          GBP          3,575           2,745,457
Telewest Communication PLC, Debs.,
11.00%, (0% until 2000), 10/1/07                      21,905          21,193,087
Telewest Communication PLC, Sr. Disc.
Notes, 9.25%, (0% until 2004), 4/15/09                14,401           8,172,567
Telewest Communication PLC, Sr. Notes,
11.25%, 11/1/08                                        3,150           3,150,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Broadcasting and Cable (continued)
--------------------------------------------------------------------------------
United Pan Europe Communications, Sr.
Disc. Notes, 13.375%, (0% until 2004),
11/1/09                                             $  4,500      $    1,530,000
United Pan Europe Communications, Sr.
Disc. Notes, 12.50%, (0% until 2004)
8/1/09                                                   705             239,700
United Pan Europe Communications, Sr.
Notes, 11.25%, 11/1/09                    EUR          5,240           2,979,794
United Pan Europe Communications, Sr.
Notes, 11.25%, 2/1/10                                    405             269,325
--------------------------------------------------------------------------------
                                                                  $  182,194,944
--------------------------------------------------------------------------------
Business Services - Miscellaneous -- 0.7%
--------------------------------------------------------------------------------
AP Holdings, Inc., Sr. Disc. Notes,
11.25%, (0% until 2003), 3/15/08                    $  8,550      $      651,937
Coinmach Corp., Sr. Notes,
11.75%, 11/15/05                                       2,770           2,846,175
Intertek Finance PLC, Sr. Sub. Notes,
Series B, 10.25%, 11/1/06                              1,600           1,292,000
Richmont Marketing Specialists,
10.125%, 12/15/07                                     17,770           1,865,850
Stewart Enterprises, Notes,
6.70%, (0% from 2003 to 2004) 12/1/03                  2,760           2,316,239
--------------------------------------------------------------------------------
                                                                  $    8,972,201
--------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 2.0%
--------------------------------------------------------------------------------
Anthony Crane Rental LP, Guaranteed Sr.
Notes, Series B, 10.375%, 8/1/08                    $  4,000      $    1,785,000
Crown Castle International Corp., Sr.
Notes, 10.75%, 8/1/11                                  1,200           1,287,000
NationsRent, Inc., Guaranteed Sr. Sub.
Notes, 10.375%, 12/15/08                               4,600             943,000
Neff Corp., 10.25%, 6/1/08                             3,050           1,326,750
Neff Corp., Guaranteed Sr. Sub. Notes,
10.25%, 6/1/08                                         4,660           2,027,100
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 11.25%, (0% until 2004), 4/15/09               24,565          13,142,275
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00%, (0% until 2003), 7/15/08                5,360           3,296,400
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.875%, (0% until 2005), 3/15/10               3,870           1,935,000
--------------------------------------------------------------------------------
                                                                  $   25,742,525
--------------------------------------------------------------------------------
Chemicals -- 1.4%
--------------------------------------------------------------------------------
Hercules Inc., 11.125%, 11/15/07(1)                 $  8,515      $    8,642,725
Huntsman Corp., Sr. Sub. Notes,
9.50%, 7/1/07(1)                                       1,000             755,000
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Chemicals (continued)
--------------------------------------------------------------------------------
PCI Chemicals Canada, Inc.,
9.25%, 10/15/07(2)(3)                               $  3,500      $    1,295,000
PMD Group Inc., 11.00%, 2/28/11(1)                     2,520           2,608,200
Sterling Chemicals, Inc.,
12.375%, 7/15/06                                       1,200             954,000
Texas Petrochemical Corp., Sr. Sub.
Notes, 11.125%, 7/1/06                                 2,275           1,990,625
Vantico Group, 12.00%, 8/1/10(1)          EUR          2,370           2,186,647
--------------------------------------------------------------------------------
                                                                  $   18,432,197
--------------------------------------------------------------------------------
Consumer Products -- 0.7%
--------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                    $  4,480      $    3,360,000
Glenoit Corp., Sr. Sub. Notes,
11.00%, 4/15/07(2)(3)                                  9,000             360,000
Icon Health and Fitness, Inc.,
12.00%, 9/27/05(1)                                     1,421             852,480
Polaroid Corp., 6.75%, 1/15/02                         3,250           1,998,750
Weight Watcher International, Inc.,
13.00%, 10/1/09                                        2,095           2,304,500
--------------------------------------------------------------------------------
                                                                  $    8,875,730
--------------------------------------------------------------------------------
Containers and Packaging -- 0.7%
--------------------------------------------------------------------------------
Riverwood International Corp.,
10.875%, 4/1/08                                     $  3,000      $    2,895,000
Stone Container Corp., Sr. Notes,
9.25%, 2/1/08(1)                                       6,145           6,360,075
--------------------------------------------------------------------------------
                                                                  $    9,255,075
--------------------------------------------------------------------------------
Drugs -- 0.3%
--------------------------------------------------------------------------------
King Pharmaceutical, Inc.,
10.75%, 2/15/09                                     $  3,775      $    4,058,125
--------------------------------------------------------------------------------
                                                                  $    4,058,125
--------------------------------------------------------------------------------
Electrical Equipment -- 2.0%
--------------------------------------------------------------------------------
AES Corp., Sr. Notes, 9.375%, 9/15/10               $  4,350      $    4,534,875
AES Corp., Sr. Notes, 9.50%, 6/1/09                    1,600           1,668,000
BRL Universal Equipment,
8.875%, 2/15/08(1)                                     3,480           3,567,000
Calpine Corp., Sr. Notes,
8.625%, 8/15/10                                       14,300          14,368,955
Calpine Corp., Sr. Notes,
8.75%, 7/15/07                                         1,950           1,970,274
--------------------------------------------------------------------------------
                                                                  $   26,109,104
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Electronic Equipment -- 0.5%
--------------------------------------------------------------------------------
Flextronics International Ltd., Sr. Sub.
Notes, 9.875%, 7/1/10                               $  1,780      $    1,780,000
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07                                          3,600           2,214,000
Viasystems, Inc., Sr. Sub. Notes, Series
B, 9.75%, 6/1/07                                       3,540           2,177,100
--------------------------------------------------------------------------------
                                                                  $    6,171,100
--------------------------------------------------------------------------------
Energy Services -- 0.4%
--------------------------------------------------------------------------------
CMS Energy Corp., Sr. Notes,
8.50%, 4/15/11                                      $  5,970      $    5,943,290
--------------------------------------------------------------------------------
                                                                  $    5,943,290
--------------------------------------------------------------------------------
Entertainment -- 0.5%
--------------------------------------------------------------------------------
Marvel Enterprise, Inc., 12.00%, 6/15/09            $ 12,725      $    5,217,250
Premier Parks, Inc., Sr. Notes,
9.25%, 4/1/06                                          1,000           1,025,000
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                           480             499,200
--------------------------------------------------------------------------------
                                                                  $    6,741,450
--------------------------------------------------------------------------------
Financial Services -- 0.6%
--------------------------------------------------------------------------------
Bear Island LLC, Sr. Notes,
10.00%, 12/1/07                                     $    950      $      878,750
Nexstar Finance LLC, Sr. Sub. Notes,
12.00%, 4/1/08                                           225             222,187
Willis Corroon Corp., 9.00%, 2/1/09                    6,400           6,304,000
--------------------------------------------------------------------------------
                                                                  $    7,404,937
--------------------------------------------------------------------------------
Foods -- 2.6%
--------------------------------------------------------------------------------
Del Monte Corp., Sr. Notes,
12.25%, 4/15/07                                     $  9,979      $   11,238,849
Del Monte Foods Co., Sr. Disc. Notes,
12.50%, (0% until 2002), 12/15/07                      3,515           3,418,337
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                         4,785           4,091,175
Michael Foods, 11.75%, 4/1/11(1)                       6,865           7,242,575
New World Pasta Company, 9.25%, 2/15/09                2,235           1,262,775
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                         7,492           7,529,460
--------------------------------------------------------------------------------
                                                                  $   34,783,171
--------------------------------------------------------------------------------
Gaming -- 1.2%
--------------------------------------------------------------------------------
Horseshoe Gaming Holding,
8.625%, 5/15/09                                     $  2,880      $    2,901,600
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Gaming (continued)
--------------------------------------------------------------------------------
Penn National Gaming Inc., Sr. Sub.
Notes, 11.125%, 3/1/08(1)                           $ 12,640      $   12,908,600
--------------------------------------------------------------------------------
                                                                  $   15,810,200
--------------------------------------------------------------------------------
Health Services -- 3.4%
--------------------------------------------------------------------------------
AdvancePCS, Sr. Notes, 8.50%, 4/1/08(1)             $    900      $      924,750
Alliance Imaging, Inc., Sr. Sub Notes,
10.375%, 4/15/11(1)                                    5,070           5,146,053
DaVita Inc., 9.25%, 4/15/11(1)                         8,285           8,533,550
HCA - The Healthcare Co., 8.75%, 9/1/10                7,800           8,432,705
Lifepoint Hospitals Holding,
10.75%, 5/15/09                                        2,820           3,158,400
Manor Care Inc., Sr. Notes,
8.00%, 3/1/08(1)                                       2,840           2,896,800
Omnicare Inc., 5.00%, 12/1/07                          3,000           2,666,250
Omnicare Inc., Sr. Sub. Notes,
8.125%, 3/15/11(1)                                     3,600           3,699,000
Tenet Healthcare Corp., Sr. Notes,
9.25%, 9/1/10                                          2,000           2,277,500
Triad Hospitals Inc., Sr. Notes,
8.75%, 5/1/09(1)                                       6,435           6,523,481
--------------------------------------------------------------------------------
                                                                  $   44,258,489
--------------------------------------------------------------------------------
Information Technology Services -- 1.5%
--------------------------------------------------------------------------------
Covad Communication Group, Sr. Disc.
Notes, 13.50%, (0% until 2003), 3/15/08             $ 10,120      $      455,400
Covad Communication Group, Sr. Notes,
12.00%, 2/15/10                                        9,235           1,108,200
Covad Communication Group, Sr. Notes,
12.50%, 2/15/09                                          650              87,750
Diva Systems Corp., Sr. Notes,
12.625%, (0% until 2003), 3/1/08                      12,575           2,074,875
Equinix, Inc., Sr. Notes,
13.00%, 12/1/07                                        5,000           3,225,000
Exodus Communications, Inc., Sr. Notes,
10.75%, 12/15/09                                       5,535           4,234,275
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08                                         1,530           1,193,400
Exodus Communications, Inc., Sr. Notes,
11.625%, 7/15/10                                       2,825           2,245,875
Fisher Scientific International, Sr.
Sub. Notes, 9.00%, 2/1/08                                810             818,100
Globix Corp., Sr. Notes, 12.50%, 2/1/10                6,650           2,061,500
PSINet, Inc., Sr. Notes,
10.50%, 12/1/06                                        2,200             143,000
PSINet, Inc., Sr. Notes, 11.00%, 8/1/09               14,520           1,016,400
PSINet, Inc., Sr. Notes,
11.50%, 11/1/08                                        6,100             427,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Information Technology Services (continued)
--------------------------------------------------------------------------------
PSINet, Inc., Sr. Notes, Series B,
10.00%, 2/15/05                                     $  4,265      $      277,225
--------------------------------------------------------------------------------
                                                                  $   19,368,000
--------------------------------------------------------------------------------
Lodging and Gaming -- 8.3%
--------------------------------------------------------------------------------
Ameristar Casinos Inc., Sr. Sub. Notes,
10.75%, 2/15/09(1)                                  $  8,010      $    8,250,300
Anchor Gaming, 9.875%, 10/15/08                        7,320           7,814,100
Hollywood Casino Corp., 11.25%, 5/1/07                 2,120           2,289,600
Hollywood Casino Corp., 12.414%, 5/1/06                6,925           7,461,687
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06                         8,150           8,903,875
Majestic Star LLC, 10.875%, 7/1/06                     3,340           2,788,900
Mandalay Resort Group, Sr. Notes,
9.50%, 8/1/08                                          2,875           3,061,875
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                        13,525          14,268,875
MGM Mirage, Inc., 8.375%, 2/1/11                       7,200           7,299,000
MGM Mirage, Inc., 8.50%, 9/15/10                      11,600          11,935,913
MGM Mirage, Inc., 9.75%, 6/1/07                        8,000           8,600,000
Park Place Entertainment, Sr. Sub.
Notes, 8.875%, 9/15/08                                 1,650           1,703,625
Sun International Hotels,
8.625%, 12/15/07                                       8,440           8,144,600
Sun International Hotels, Sr. Sub.
Notes, 9.00%, 3/15/07                                  5,805           5,746,950
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(1)                                     10,694          10,346,445
--------------------------------------------------------------------------------
                                                                  $  108,615,745
--------------------------------------------------------------------------------
Machinery -- 1.1%
--------------------------------------------------------------------------------
Flowserve Corp., 12.25%, 8/15/10                    $  6,785      $    7,378,687
Terex Corp., Sr. Sub. Notes,
10.375%, 4/1/11(1)                                     6,810           6,980,250
--------------------------------------------------------------------------------
                                                                  $   14,358,937
--------------------------------------------------------------------------------
Manufacturing -- 2.7%
--------------------------------------------------------------------------------
Dresser Industries Inc., Sr. Sub. Notes,
9.375%, 4/15/11(1)                                  $ 12,615      $   12,867,300
Insilco Corp., 12.00%, 8/15/07                        11,600           9,889,000
Nortek Inc., Sr. Notes, 8.875%, 8/1/08                 3,220           3,091,200
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00%, (0% until 2002)
6/15/09(4)                                            12,875           6,984,687
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Manufacturing (continued)
--------------------------------------------------------------------------------
Tekni-Plex Inc., 12.75%, 6/15/10                    $  3,825      $    3,155,625
--------------------------------------------------------------------------------
                                                                  $   35,987,812
--------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.5%
--------------------------------------------------------------------------------
Cliffs Drilling, 10.25%, 5/15/03                    $    750      $      777,187
Grant Geophysical, Inc., Sr. Notes,
Series B, 9.75%, 2/15/08                               4,000           2,420,000
R&B Falcon Corp., 9.50%, 12/15/08                         90             104,648
R&B Falcon Corp., 10.25%, 5/15/03                        950             984,438
Superior Energy Services, Inc., LLC,
8.875%, 5/15/11                                        6,810           6,912,150
Universal Compression, Inc., Sr. Disc.
Notes, 9.875%, (0% until 2003), 2/15/08                9,325           8,066,125
--------------------------------------------------------------------------------
                                                                  $   19,264,548
--------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 6.0%
--------------------------------------------------------------------------------
Abraxas Petroleum Corp., 11.50%, 11/1/04            $ 11,704      $   11,001,760
Abraxas Petroleum Corp.,
12.875%, 3/15/03                                       1,620           1,674,675
Chesapeake Energy Corp.,
8.125%, 4/1/11(1)                                     19,695          19,104,150
Chesapeake Energy Corp.,
9.125%, 4/15/06                                        4,000           4,205,000
Chesapeake Energy Corp., 9.625%, 5/1/05                3,275           3,590,219
Chesapeake Energy Corp., Sr. Notes,
7.875%, 3/15/04                                        1,320           1,326,600
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                         8,480           8,469,400
Comstock Resources, Inc.,
11.25%, 5/1/07                                         5,850           6,171,750
Gothic Production Corp.,
11.125%, 5/1/05                                        7,150           7,990,125
Gothic Production Corp.,
12.375%, 8/1/06                                       10,505          10,662,575
Plains Resources, Inc., 10.25%, 3/15/06                4,425           4,496,906
Plains Resources, Inc., Sr. Sub. Notes,
10.25%, 3/15/06                                          750             762,188
--------------------------------------------------------------------------------
                                                                  $   79,455,348
--------------------------------------------------------------------------------
Oil and Gas - Refining -- 0.1%
--------------------------------------------------------------------------------
Western Gas Resources, 10.00%, 6/15/09              $  1,050      $    1,131,375
--------------------------------------------------------------------------------
                                                                  $    1,131,375
--------------------------------------------------------------------------------
Paper and Forest Products -- 1.0%
--------------------------------------------------------------------------------
Caraustar Industries Inc., Sr. Sub.
Notes, 9.875%, 4/1/11(1)                            $ 10,395      $    9,563,400

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Paper and Forest Products (continued)
--------------------------------------------------------------------------------
Tembec Industries Inc., Sr. Notes,
8.50%, 2/1/11(1)                                    $  3,900      $    4,026,750
--------------------------------------------------------------------------------
                                                                  $   13,590,150
--------------------------------------------------------------------------------
Printing and Business Products -- 0.9%
--------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                              $ 12,240      $   11,138,400
Merrill Corp., Series B, 12.00%, 5/1/09                5,250             551,250
--------------------------------------------------------------------------------
                                                                  $   11,689,650
--------------------------------------------------------------------------------
Publishing -- 0.3%
--------------------------------------------------------------------------------
Von Hoffman Press, Inc., Sr. Sub. Notes,
10.875%, 5/15/07(4)                                 $  5,095      $    4,617,344
--------------------------------------------------------------------------------
                                                                  $    4,617,344
--------------------------------------------------------------------------------
Restaurants -- 1.7%
--------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                     $ 16,195      $   16,599,875
Sbarro, Inc., 11.00%, 9/15/09                          5,500           5,747,500
--------------------------------------------------------------------------------
                                                                  $   22,347,375
--------------------------------------------------------------------------------
Retail - Food and Drug -- 0.7%
--------------------------------------------------------------------------------
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                    $  9,230      $    8,860,800
--------------------------------------------------------------------------------
                                                                  $    8,860,800
--------------------------------------------------------------------------------
Retail - General -- 0.2%
--------------------------------------------------------------------------------
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                    $  3,099      $    2,742,615
--------------------------------------------------------------------------------
                                                                  $    2,742,615
--------------------------------------------------------------------------------
Semiconductors -- 1.5%
--------------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06                                       $    600      $      576,000
Amkor Technologies, Inc., Sr. Notes,
9.25%, 2/15/08(1)                                      6,650           6,350,750
Asat Finance LLC, 12.50%, 11/1/06                      4,518           4,517,500
Fairchild Semiconductor, Sr. Sub. Notes,
10.50%, 2/1/09(1)                                      5,195           5,143,050
SCG Holding Corp., 12.00%, 8/1/09                      4,785           3,421,275
--------------------------------------------------------------------------------
                                                                  $   20,008,575
--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Services -- 0.7%
--------------------------------------------------------------------------------
Coyne International Enterprises, Sr.
Sub. Notes, 11.25%, 6/1/08                          $  2,525      $      997,375
Kindercare Learning Centers, Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                             7,900           7,663,000
Rose Hills Company, Sr. Sub. Notes,
9.50%, 11/15/04                                        1,800           1,260,000
--------------------------------------------------------------------------------
                                                                  $    9,920,375
--------------------------------------------------------------------------------
Transportation -- 1.3%
--------------------------------------------------------------------------------
CHC Helicopter Corp., 11.75%, 7/15/20     EUR          4,400      $    4,300,450
Kansas City Southern, 9.50%, 10/1/08                   4,000           4,220,000
MTL, Inc., Variable Rate, 6/15/06                      1,600             808,000
Pacer International, Inc.,
11.75%, 6/1/07                                         7,544           7,317,680
--------------------------------------------------------------------------------
                                                                  $   16,646,130
--------------------------------------------------------------------------------
Waste Management -- 3.1%
--------------------------------------------------------------------------------
Allied Waste, 8.875%, 4/1/08(1)                     $ 11,700      $   12,168,000
Allied Waste, 10.00%, 8/1/09                          20,450          21,242,438
Stericycle, Inc., 12.375%, 11/15/09                    6,690           7,133,213
--------------------------------------------------------------------------------
                                                                  $   40,543,651
--------------------------------------------------------------------------------
Wireless Communication Services -- 7.1%
--------------------------------------------------------------------------------
Alamosa PCS Holdings, Inc.,
12.875%, (0% until 2005), 2/15/10                   $  8,940      $    4,693,500
Dobson Communications, Sr. Notes,
10.875%, 7/1/10                                          105             107,100
Dolphin Telecom PLC, Sr. Disc. Notes,
14.00%, (0% until 2004), 5/15/09                      13,375           1,187,031
IWO Holdings, Inc., 14.00%, 1/15/11(1)                 8,400           7,770,000
McCaw International Ltd., Sr. Disc.
Notes, 13.00%, (0% until 2002) 4/15/07                 8,230           4,403,050
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, (0% until 2002), 9/15/07                1,540           1,126,125
Nextel Communications, Inc., Sr. Notes,
9.375%, 11/15/09                                       1,800           1,494,000
Nextel Communications, Inc., Sr. Notes,
9.50%, 2/1/11(1)                                      10,185           8,428,088
Nextel International, Sr. Notes,
12.75%, 8/1/10                                         8,450           5,682,625
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                        5,675           4,923,063
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                        5,200           4,511,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Wireless Communication Services (continued)
--------------------------------------------------------------------------------
NTL Communications Corp., Sr. Notes,
11.875%, 10/1/10                                    $ 23,295      $   19,917,225
PTC International Finance II SA,
11.25%, 12/1/09                                        1,875           1,865,625
PTC International Finance II SA,
11.25%, 12/1/09                           EUR          3,375           3,030,251
Spectrasite Holdings, Inc.,
6.75%, 11/15/10(1)                                     2,860           2,170,025
Spectrasite Holdings, Inc., Sr. Notes,
12.50%, 11/15/10                                       4,560           4,537,200
TeleCorp PCS, Inc., 8.50%, 10/23/09                    6,896           5,378,848
TeleCorp PCS, Inc., 10.625%, 7/15/10                   6,485           6,193,175
Ubiquitel Operating Co.,
14.00%, (0% until 2005), 4/15/10(1)                   12,800           5,504,000
--------------------------------------------------------------------------------
                                                                  $   92,921,931
--------------------------------------------------------------------------------
Wireless Equipment -- 0.7%
--------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2/1/09(1)             $  9,480      $    9,503,700
--------------------------------------------------------------------------------
                                                                  $    9,503,700
--------------------------------------------------------------------------------
Wireline Communication Services -- 10.4%
--------------------------------------------------------------------------------
360 Networks, Inc., Sr. Notes,
13.00%, 5/1/08                                      $  1,050      $      147,000
Allegiance Telecom, Inc., Sr. Disc.
Notes, 11.75%, (0% to 2003) 2/15/08                    4,980           3,162,300
Call-Net Enterprises, Inc., Sr. Notes,
8.00%, 8/15/08                                         5,065           1,342,225
Carrier1 International SA, Sr. Notes,
13.25%, 2/15/09                                       16,375           9,415,625
Colt Telecom Group PLC, Sr. Disc. Notes,
12.00%, (0% until 2001) 12/15/06                       1,750           1,741,250
Completel Europe NV, 14.00%, (0% until
2004), 2/15/09                                         7,840           3,547,600
Esprit Telecom Group PLC, Sr. Notes,
10.875%, 6/15/08                                       8,825             220,625
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07(2)(3)                                12,600             315,000
FLAG Ltd., Sr. Notes, 8.25%, 1/30/08                   3,630           3,321,450
FLAG Telecom Holdings Ltd., Sr. Notes,
11.625%, 3/30/10                                       4,920           3,886,800
Global Crossing Holding Ltd.,
9.125%, 11/15/06                                       4,015           3,834,325
Global Crossing Holding Ltd.,
9.50%, 11/15/09                                        1,655           1,547,425
Global Crossing Holding Ltd., Sr. Sub.
Debs., 8.70%, 8/1/07(1)                               11,160          10,295,100
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Wireline Communication Services (continued)
--------------------------------------------------------------------------------
Global TeleSystems Group, Inc.,
11.00%, 12/1/09                           EUR          3,750      $      898,804
GST Telecommunications, Sr. Sub. Notes,
12.75%, 11/15/07(2)(3)                                 3,700              69,375
GT Group Telecom, Sr. Disc. Notes,
13.25%, (0% until 2005), 2/1/10                       13,250           4,637,500
Intermedia Communications, Inc., Sr.
Disc. Notes, 11.25%, (0% until 2002),
7/15/07                                               14,918          12,344,645
Intermedia Communications, Inc., Sr.
Notes, 8.50%, 1/15/08                                  1,250           1,168,750
International Cabletel, Inc., Sr. Notes,
11.50%, (0% until 2001) 2/1/06                         4,615           3,922,750
iPCS Inc., Sr. Disc. Notes,
14.00%, (0% until 2005) 7/15/10                       11,000           4,565,000
Jazztel PLC, Sr. Notes,
13.25%, 12/15/09                          EUR          3,813           1,842,323
Jazztel PLC, Sr. Notes, 14.00%, 4/1/09                10,757           6,400,415
Level 3 Communications, Inc., Sr. Disc.
Notes, 10.50%, (0% until 2003) 12/1/08                 1,800             783,000
Level 3 Communications, Inc., Sr. Notes,
9.125%, 5/1/08                                         5,935           3,857,750
Level 3 Communications, Inc., Sr. Notes,
11.00%, 3/15/08                                        2,055           1,423,088
Level 3 Communications, Inc., Sr. Notes,
11.25%, 3/15/10                                       12,435           8,517,975
Nextlink Communications, Inc., Sr.
Notes, 9.625%, 10/1/07                                 2,400           1,188,000
Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                                 4,615           2,699,775
Nextlink Communications, Sr. Disc.
Notes, 12.25%, (0% until 2004), 6/1/09                 1,000             295,000
Nextlink Communications, Sr. Notes,
10.50%, 12/1/09                                          250             121,250
Primus Telecommunications Group, Sr.
Notes, 11.25%, 1/15/09                                 2,750             646,250
RCN Corp., Sr. Notes, 10.125%, 1/15/10                 2,700             904,500
RSL Communications PLC,
9.125%, 3/1/08(2)(3)                                   3,920              83,300
RSL Communications PLC,
10.125%, (0% until 2003), 3/1/08(2)(3)                 6,500              97,500
RSL Communications PLC,
12.875%, 3/1/10(2)(3)                                  1,810              38,463
RSL Communications PLC, Sr. Notes,
12.25%, 11/15/06(2)(3)                                 4,190              83,800
SBA Communications Corp., Sr. Disc.
Notes, 12.00%, (0% to 2003) 3/1/08                     2,000           1,690,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Wireline Communication Services (continued)
--------------------------------------------------------------------------------
SBA Communications Corp., Sr. Notes,
10.25%, 2/1/09(1)                                   $  7,905      $    7,865,475
Tele1 Europe BV, Sr. Notes,
13.00%, 5/15/09                                        8,460           7,402,500
Tritel PCS Inc., Sr. Sub. Notes,
10.375%, 1/15/11(1)                                   10,115           9,457,525
Versatel Telecom BV, 4.00%, 3/30/05(1)    EUR          3,010             934,613
Versatel Telecom BV, Sr. Notes,
11.875%, 7/15/09                                       2,291             950,765
Versatel Telecom BV, Sr. Notes,
13.25%, 5/15/08                                       10,200           4,335,000
Versatel Telecom BV, Sr. Notes,
13.25%, 5/15/08                                        6,160           2,618,000
Viatel, Inc., Sr. Disc. Notes,
12.50%, (0% until 2003), 4/15/08(3)                    6,415             625,463
Viatel, Inc., Sr. Notes,
11.25%, 4/15/08(3)                                     1,805             225,625
Viatel, Inc., Sr. Notes,
11.50%, 3/15/09(3)                                     1,675             209,375
Viatel, Inc., Sr. Notes,
11.50%, 3/15/09(3)                                     2,825             353,125
Worldwide Fiber, Inc., Sr. Notes,
12.00%, 8/1/09                                         4,320             583,200
--------------------------------------------------------------------------------
                                                                  $  136,616,604
--------------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $1,348,099,484)                               $1,113,811,540
--------------------------------------------------------------------------------

COMMON STOCKS, WARRANTS AND RIGHTS -- 1.3%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Broadcasting and Cable -- 0.1%
--------------------------------------------------------------------------------
Ono Finance PLC, Warrants(2)(4)                       10,870      $      760,900
Ono Finance PLC, Warrants, Exp.
5/31/09(2)(4)                                          3,800             235,982
Pegasus Communications Corp., Common(2)               21,838             519,963
UIH Australia/Pacific, Inc.,
Warrants(2)(4)                                         3,600                   0
--------------------------------------------------------------------------------
                                                                  $    1,516,845
--------------------------------------------------------------------------------
Chemicals -- 0.0%
--------------------------------------------------------------------------------
Sterling Chemicals, Inc., Common(2)                    9,600      $        3,552
--------------------------------------------------------------------------------
                                                                  $        3,552
--------------------------------------------------------------------------------
Information Technology Services -- 0.0%
--------------------------------------------------------------------------------
Cybernet Internet Services
International, Inc., Warrants(2)(4)                    4,825      $            0
Diva Systems Corp., Warrants(2)(4)                    37,725                   0
SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------

Information Technology Services (continued)
--------------------------------------------------------------------------------
Equinix, Inc., Warrants(2)(4)                          4,500      $      495,000
--------------------------------------------------------------------------------
                                                                  $      495,000
--------------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
--------------------------------------------------------------------------------
Peninsula Gaming LLC, Convertible
Preferred Membership Interests(2)(4)                  25,351      $      152,107
--------------------------------------------------------------------------------
                                                                  $      152,107
--------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.3%
--------------------------------------------------------------------------------
Key Energy Services, Inc., Warrants(2)                 1,900      $      114,000
R&B Falcon Corp., Warrants(2)                          5,400           4,231,710
--------------------------------------------------------------------------------
                                                                  $    4,345,710
--------------------------------------------------------------------------------
Printing and Business Products -- 0.0%
--------------------------------------------------------------------------------
Merrill Corp., Warrants(2)(4)                          5,250      $            0
--------------------------------------------------------------------------------
                                                                  $           (0)
--------------------------------------------------------------------------------
Retail - Food and Drug -- 0.6%
--------------------------------------------------------------------------------
Pathmark Stores Inc., Common(2)                      411,119      $    7,798,927
--------------------------------------------------------------------------------
                                                                  $    7,798,927
--------------------------------------------------------------------------------
Semiconductors -- 0.0%
--------------------------------------------------------------------------------
Asat Finance, Warrants(2)(4)                           6,350      $      161,925
--------------------------------------------------------------------------------
                                                                  $      161,925
--------------------------------------------------------------------------------
Services -- 0.0%
--------------------------------------------------------------------------------
HF Holdings, Inc., Warrants(2)(4)                     13,600      $            0
--------------------------------------------------------------------------------
                                                                  $           (0)
--------------------------------------------------------------------------------
Wireless Communication Services -- 0.1%
--------------------------------------------------------------------------------
Jazztel PLC, ADR(2)                                   38,264      $      332,514
Ubiquitel Operating Co., Warrants,
Exp. 4/15/10(1)(2)                                    11,225             280,625
--------------------------------------------------------------------------------
                                                                  $      613,139
--------------------------------------------------------------------------------
Wireline Communication Services -- 0.2%
--------------------------------------------------------------------------------
Carrier1 International SA,
Warrants(1)(2)(5)                                     16,375      $      453,244
Completel Europe NV, Common(2)(4)                    392,000             735,000
Intermedia Communications, Inc.,
Common(2)                                              5,076              82,333
iPCS Inc., Warrants(2)(4)                              8,600             176,300

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------

Wireline Communication Services (continued)
--------------------------------------------------------------------------------
Primus Telecommunications Group,
Warrants, Exp. 8/1/04(2)(4)                            4,600      $          167
Tele1 Europe Holding AB-ADR, Common(2)                56,270             208,199
Versatel Telecom BV, Warrants(2)(5)                   14,000             573,422
--------------------------------------------------------------------------------
                                                                  $    2,228,665
--------------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $10,030,872)                                  $   17,315,870
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 7.5%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Apparel -- 0.0%
--------------------------------------------------------------------------------
Cluett American Corp., 12.50% (PIK)                      190      $        6,365
--------------------------------------------------------------------------------
                                                                  $        6,365
--------------------------------------------------------------------------------
Broadcasting and Cable -- 2.7%
--------------------------------------------------------------------------------
Adelphia Communications Corp., 13%                    48,000      $    4,752,000
CSC Holdings, Inc., Series M, 11.125%
(PIK)                                                153,768          16,991,364
Granite Broadcasting Corp., 12.75% (PIK)               8,576           2,315,520
Pegasus Satellite, 12.75% (PIK)                       11,017          10,796,660
--------------------------------------------------------------------------------
                                                                  $   34,855,544
--------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.8%
--------------------------------------------------------------------------------
Crown Castle International Corp., 12.75%
(PIK)                                                 10,608      $   10,395,840
--------------------------------------------------------------------------------
                                                                  $   10,395,840
--------------------------------------------------------------------------------
Wireless Communication Services -- 2.2%
--------------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                  5,011      $    4,509,900
Dobson Communications Corp., 12.25%
(PIK)                                                  1,753           1,577,700
Nextel Communications Corp., 13% (PIK)                 9,460           7,757,200
Nextel Communications, Inc., 11.125%
(PIK)                                                  6,673           4,671,100
Rural Cellular Corp., 11.375% (PIK)                    8,124           6,499,200
Rural Cellular Corp., 12.25%                           5,415           4,332,000
--------------------------------------------------------------------------------
                                                                  $   29,347,100
--------------------------------------------------------------------------------
Wireline Communication Services -- 1.8%
--------------------------------------------------------------------------------
Broadwing Communications, Series B,
12.50% (PIK)                                           9,547      $    9,737,940
Global Crossing Holding Ltd., 10.5%
(PIK)                                                117,000          10,530,000
Global Crossing Holding Ltd., 6.75%                   20,700           2,978,212
SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------

Wireline Communication Services (continued)
--------------------------------------------------------------------------------
Intermedia Communications, Inc., 7%(4)                36,250      $      525,625
Nextlink Communications, 14% (PIK)                       994              24,850
--------------------------------------------------------------------------------
                                                                  $   23,796,627
--------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $115,731,531)                                 $   98,401,476
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 4.6%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Barton Capital Corp., 4.48%, 5/16/01                $ 30,000      $   29,944,000
Prudential Funding Corp., 4.65%, 5/1/01               29,930          29,930,000
--------------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $59,874,000)                               $   59,874,000
--------------------------------------------------------------------------------
Total Investments -- 98.1%
   (identified cost $1,533,735,887)                               $1,289,402,886
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                            $   25,426,979
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $1,314,829,865
--------------------------------------------------------------------------------

 ADR - American Depositary Receipt

 PIK - Payment In Kind.

 EUR - Euro Dollar

 GBP - British Pound
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Non-income producing security.
 (3)  Defaulted Security.
 (4)  Restricted security.
 (5) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2001
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $1,533,735,887)      $1,289,402,886
Cash                                               4,546
Receivable for investments sold                4,256,634
Interest receivable                           33,538,478
Prepaid expenses                                   9,514
--------------------------------------------------------
TOTAL ASSETS                              $1,327,212,058
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Payable for investments purchased         $   12,204,868
Payable for open forward foreign
   currency contracts                             51,481
Payable to affiliate for Trustees' fees            2,914
Accrued expenses                                 122,930
--------------------------------------------------------
TOTAL LIABILITIES                         $   12,382,193
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,314,829,865
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,559,388,755
Net unrealized depreciation (computed on
   the basis of identified cost)            (244,558,890)
--------------------------------------------------------
TOTAL                                     $1,314,829,865
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2001
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
-------------------------------------------------------
Interest                                  $  73,102,883
Dividends                                     6,337,609
Miscellaneous                                    20,560
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  79,461,052
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $   3,933,810
Trustees' fees and expenses                      16,669
Custodian fee                                   191,419
Legal and accounting services                    37,875
Miscellaneous                                     6,230
-------------------------------------------------------
TOTAL EXPENSES                            $   4,186,003
-------------------------------------------------------

NET INVESTMENT INCOME                     $  75,275,049
-------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (92,042,402)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                     408,469
-------------------------------------------------------
NET REALIZED LOSS                         $ (91,633,933)
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (30,130,941)
   Foreign currency and forward foreign
      currency exchange contracts            (1,374,818)
-------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ (31,505,759)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(123,139,692)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (47,864,643)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS
(EXPRESSED IN UNITED STATES DOLLARS)

                                   SIX MONTHS ENDED
                                   APRIL 30, 2001    PERIOD ENDED         YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS  (UNAUDITED)       OCTOBER 31, 2000(1)  MARCH 31, 2000
----------------------------------------------------------------------------------------
From operations --
   Net investment income            $   75,275,049     $   81,371,244     $  117,274,089
   Net realized gain (loss)            (91,633,933)       (38,647,930)        14,889,587
   Net change in unrealized
     appreciation (depreciation)       (31,505,759)      (159,597,700)       (51,454,228)
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS           $  (47,864,643)    $ (116,874,386)    $   80,709,448
----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                    $  431,291,229     $  349,093,037     $  465,123,511
   Withdrawals                        (232,402,788)      (253,410,519)      (400,057,623)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS             $  198,888,441     $   95,682,518     $   65,065,888
----------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                           $  151,023,798     $  (21,191,868)    $  145,775,336
----------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------
At beginning of period              $1,163,806,067     $1,184,997,935     $1,039,222,599
----------------------------------------------------------------------------------------
AT END OF PERIOD                    $1,314,829,865     $1,163,806,067     $1,184,997,935
----------------------------------------------------------------------------------------

 (1)  For the seven months ended October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      PERIOD ENDED
                                  SIX MONTHS ENDED    OCTOBER 31,              YEAR ENDED MARCH 31,
                                  APRIL 30, 2001      ------------    ---------------------------------------
                                  (UNAUDITED)           2000(1)          2000           1999          1998
-------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.69%(2)          0.67%(2)       0.64%          0.65%        0.63%
   Net investment income                  12.34%(2)         11.46%(2)      10.54%         10.23%        9.63%
Portfolio Turnover                            8%               41%           113%           150%         137%
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $1,314,830        $1,163,806     $1,184,998     $1,039,223     $960,501
-------------------------------------------------------------------------------------------------------------


                                 YEAR ENDED MARCH 31,
                                ----------------------
                                  1997         1996
------------------------------
Ratios/Supplemental Data
------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                         0.67%        0.71%
   Net investment income           10.02%       10.41%
Portfolio Turnover                    78%          88%
------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)              $706,711     $511,347
------------------------------

 (1)  For the seven-month period ended October 31, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The Trust will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Trust will begin amortizing market premium on debt securities effective November 1, 2001. Prior to this date, the Trust did not amortize market premium on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Trust. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation/ depreciation based on securities held as of April 30, 2001.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Interim of Financial Statements -- The interim financial statements relating to April 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trusts management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended April 30, 2001, the fee was equivalent to 0.64% (annualized) of the Portfolios average daily net assets and amounted to $3,933,810. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2001, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $85,182,930 and $90,321,616, respectively, for the six months ended April 30, 2001.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2001.

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2001 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                               SALES
    --------------------------------------------------------------------------------------------
    SETTLEMENT                                                  IN EXCHANGE FOR   NET UNREALIZED
    DATE(S)          DELIVER                                   (IN U.S. DOLLARS)   DEPRECIATION
    --------------------------------------------------------------------------------------------
         5/21/01     British Pound Sterling
                     1,959,560                                    $ 2,795,371        $ (6,421)
         5/21/01     Euro Dollar
                     23,270,340                                    20,595,996         (42,583)
    --------------------------------------------------------------------------------------------
                                                                  $23,391,367        $(49,004)
    --------------------------------------------------------------------------------------------

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                             PURCHASES
    --------------------------------------------------------------------------------------------
    SETTLEMENT                                                      DELIVER       NET UNREALIZED
    DATE(S)          IN EXCHANGE FOR                           (IN U.S. DOLLARS)   DEPRECIATION
    --------------------------------------------------------------------------------------------
         5/21/01     Euro Dollar
                     231,418                                       $207,723          $(2,477)
    --------------------------------------------------------------------------------------------
                                                                   $207,723          $(2,477)
    --------------------------------------------------------------------------------------------

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2001 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,533,735,887
    --------------------------------------------------------
    Gross unrealized appreciation             $   35,373,185
    Gross unrealized depreciation               (279,706,186)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (244,333,001)
    --------------------------------------------------------

7 Restricted Securities
-------------------------------------------
   At April 30, 2001, the Portfolio owned the following securities (representing 1.13% of net assets which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE   COST         FAIR VALUE
    ---------------------------------------------------------------------------------------------
    CORPORATE BONDS & NOTES
    ---------------------------------------------------------------------------------------------
    Roller Bearing Holdings Co., Sr. Disc.       8/01/97-    12,875,000  $11,806,327  $ 6,984,687
     Notes, 13.00% (0% until 2002), 6/15/09     10/09/97
    Von Hoffman Press, Inc., Sr. Sub. Notes,     5/15/97-     5,095,000    5,106,900    4,617,344
     10.875%, 5/15/07                           11/04/98
    ---------------------------------------------------------------------------------------------
                                                                         $16,913,227  $11,602,031
    ---------------------------------------------------------------------------------------------
                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE   COST         FAIR VALUE
    ---------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    ---------------------------------------------------------------------------------------------
    Asat Finance, Warrants                      10/20/00          6,350  $         0  $   161,925
    Completel Europe NV, Common                  9/12/00        392,000            0      735,000
    Cybernet Internet                           10/20/99-         4,825      195,000            0
     Services International,                    10/28/99
     Inc., Warrants
    Diva Systems Corp., Warrants                                 37,725          197            0
    Equinix, Inc., Warrants                      6/01/00          4,500            0      495,000
    HF Holdings, Inc., Warrants                                  13,600      730,314            0
    iPCS Inc., Warrants                          2/12/01          8,600            0      176,300
    Merrill Corp., Warrants                      6/02/00          5,250            0            0
    Ono Finance PLC, Warrants                   10/12/99         10,870            0      760,900
    Ono Finance PLC, Warrants, Exp. 5/31/09     11/05/99          3,800            0      235,982
    Peninsula Gaming LLC, Convertible            7/08/99         25,351            0      152,107
     Preferred Membership Interests
    Primus Telecommunications Group,                              4,600            0          167
     Warrants, Exp. 8/1/04
    UIH Australia/Pacific, Inc., Warrants        3/05/98          3,600            0            0
    ---------------------------------------------------------------------------------------------
                                                                         $   925,511  $ 2,717,381
    ---------------------------------------------------------------------------------------------
    PREFERRED STOCKS
    ---------------------------------------------------------------------------------------------
    Intermedia Communications, Inc., 7%         10/24/97         36,250  $   906,250  $   525,625
    ---------------------------------------------------------------------------------------------
                                                                         $18,744,988  $14,845,037
    ---------------------------------------------------------------------------------------------

8 Fiscal Year End Change
-------------------------------------------
   Effective April 1, 2000 the Portfolio changed its fiscal year-end to October 31.

EATON VANCE HIGH INCOME FUND AS OF APRIL 30, 2001

INVESTMENT MANAGEMENT


HIGH INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas P. Huggins
Vice President and
Co-Portfolio Manager

Michael W. Weilheimer
Vice President and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant